Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 40,450	$ 28,400	$ 25,362
Cost of revenue	(15,229)	(10,709)	(7,532)
Gross profit	25,221	17,691	17,830
Research and development costs	(26,578)	(18,588)	(15,018)
Selling and marketing costs	(28,735)	(17,432)	(19,414)
General and administrative costs	(41,505)	(18,965)	(15,669)
Other operating income (expense), net	108	(93)	(16)
Operating loss	(71,489)	(37,387)	(32,287)
Finance expense, net	(2,018)	(3,838)	(1,342)
Loss before income taxes	(73,507)	(41,225)	(33,629)
Income tax (expense) benefit	(168)	1,886	(162)
Loss for the year	(73,675)	(39,339)	(33,791)
Attributable to the owners of the parent	$ (73,675)	$ (39,339)	$ (33,791)
Loss per share
Basic and diluted loss per share	$ (1.33)	$ (0.93)	$ (0.90)